STOCK OPTIONS	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Options
NOTE 13 – STOCK OPTIONS

During 1999, the Board of Directors (“Board”) of the Company adopted, with the approval of the stockholders, a Stock Option Plan. In 2000, the Board superseded that plan and created a new Stock Option Plan, pursuant to which it is authorized to grant options to purchase up to 1.5 million shares of common stock. On December 17, 2003, the Board, with approval of the stockholders, superseded the 2000 plan and created the 2003 Stock Option Plan (the “2003 Plan”). Under the 2003 Plan the Company is authorized to grant options to purchase up to 18,000,000 shares of common stock to the Company’s employees, officers, directors, consultants, and other agents and advisors. The Plan is intended to permit stock options granted to employees under the Plan to qualify as incentive stock options under Section 422 of the Internal Revenue Code of 1986, as amended (“Incentive Stock Options”). All options granted under the 2003 Plan, which are not intended to qualify as Incentive Stock Options, are deemed to be non-qualified options (“Non-Statutory Stock Options”).  As of December 31, 2015, options to purchase 298,530 shares of common stock have been issued and are unexercised, and 4,067,631 shares are available for grants under the 2008 Plan.

During 2013, our Board adopted a new omnibus incentive compensation plan that was ratified by the shareholders at the 2013 annual meeting, (the “2013 Plan”) which will serve as the successor incentive compensation plan to the 2003 Plan. Under the 2013 Plan, the Company is authorized to grant awards of stock options, restricted stock, restricted stock units and other stock-based awards of up to an aggregate of 20,000,000 shares of common stock.  The 2013 Plan is intended to permit stock options granted to employees under the 2013 Plan to qualify as Incentive Stock Options.  All options granted under the 2013 Plan, which are not intended to qualify as Incentive Stock Options are deemed to be Non-Statutory Stock Options.  As of December 31, 2015, under the 2013 Plan grants of restricted stock and options to purchase 292,500 shares of common stock have been issued and are unvested or unexercised, and 19,700,000 shares of common stock remain available for grants under the 2013 Plan.

The 2013 Plan is administered by a committee of the Board (“Compensation Committee”) which determines the persons to whom awards will be granted, the number of awards to be granted and the specific terms of each grant, including the vesting thereof, subject to the provisions of the plan.

In connection with Incentive Stock Options, the exercise price of each option may not be less than 100% of the fair market value of the common stock on the date of the grant (or 110% of the fair market value in the case of a grantee holding more than 10% of the outstanding stock of the Company). The aggregate fair market value (determined at the time of the grant) of stock for which an employee may exercise

Incentive Stock Options under all plans of the company shall not exceed $1,000,000 per calendar year. If any employee shall have the right to exercise any options in excess of $100,000 during any calendar year, the options in excess of $100,000 shall be deemed to be Non-Statutory Stock Options, including prices, duration, transferability and limitations on exercise.

The Company issued Non-Statutory Stock Options pursuant to contractual agreements with non-employees. Options granted under the agreements are expensed when the related service or product is provided.

Determining the appropriate fair value of stock-based awards requires the input of subjective assumptions. The Company uses the Black-Scholes option pricing model to value its stock option awards. The assumptions used in calculating the fair value represent management’s best estimates and involve inherent uncertainties and judgments.

On March 28, 2014, the Company issued options to purchase an aggregate of 6,000,000 shares of the Company’s common stock at an exercise price of $0.05 per share, with a term of ten years, to a member of the Board of Directors. The fair value of options issued was $599,893 of which all was expensed immediately. These options were valued using the Black-Scholes option pricing model to calculate the grant-date fair value of the options, with the following assumptions: no dividend yield, expected volatility of 229%, risk-free interest rate of 2.73% and expected option life of ten years.

On March 28, 2014 at the urging of the Company’s previous Chairman, Michael Sonnenreich, and after discussion by the Board and suggestions by Board Observers attending the meeting, the Board unanimously voted to extend the exercise period of all existing 10 year options, for a full ten years (as opposed to six months) regardless of their status with the Company. This charge was memorialized and sent in writing to previous Directors by then general counsel Morgan, Lewis & Bockius.

On June 11, 2015, the Company issued options to purchase an aggregate of 1,225,000 shares (104,125,000 pre Reverse Stock Split) of the Common Stock at an exercise price of $0.85 per share, with a term of five years, to three employees and two members of the Board. The fair value of options issued was $993,083. These options were valued using the Black-Scholes option pricing model to calculate the grant-date fair value of the options, with the following assumptions: no dividend yield, expected volatility of 176.6%, risk-free interest rate of 1.74% to 1.75% and expected option life of five years. The options are being expensed over the vesting terms for the employees and over the Board members’ remaining service terms as that is shorter than the vesting terms.

On July 9, 2015, the Company hired a COO who received 375,000 options (31,875,000 pre Reverse Stock Split) to purchase shares of Common Stock of the Company, with an exercise price of $0.85 ($0.01 pre reverse split) and valued at $1,502,219. The options vest quarterly over three years. The fair value of the options was valued using the Black-Scholes option pricing model with the following assumptions: no dividend yield, expected volatility of 180.1%, risk free interest rate of 1.58% and expected life of five years. The options are being expensed over the vesting terms.

On August 10, 2015, the Company hired a CFO who received 200,000 options (17,000,000 pre Reverse Stock Split) to purchase shares of Common Stock vesting annually over three years. The options were valued at fair value of $1,107,857, using the Black-Scholes option pricing model with the following assumptions: no dividend yield, expected volatility of 182.2%, risk free rate interest rate of 1.62% and expected life of five years. The options are being expensed over the vesting terms.

On September 25, 2015, the Company issued options to purchase an aggregate of 75,000 shares (6,375,000 pre Reverse Stock Split) of Common Stock at an exercise price of $2.15 per share, with a term of five years to a member of the Board. The fair value of options issued was $155,003. These options were valued using the Black-Scholes option pricing model to calculate the grant-date fair value of the options, with the following assumptions: no dividend yield, expected volatility of 183.5%, risk-free interest rate of 1.48% and expected option life of five years. The options are being expensed over the service term as that is shorter than the vesting terms.

For the years ended December 31, 2015 and 2014, the Company expensed $849,791 and $860,235 with respect to the options.

The following table presents the weighted-average assumptions used to estimate the fair values of the stock options granted during the years ended December 31, 2015 and 2014:

	2015	2014

Risk Free Interest Rate	1.69%	2.73%
Expected Volatility	176.6%	229.0%
Expected Life (in years)	5.0	10.0
Dividend Yield	0%	0%
Weighted average estimated fair value of options during the period	$2.00	$1.00

The following table summarizes the activities for our stock options for the year ended December 31, 2015and 2014:

	Options Outstanding
	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in 000’s) (1)

Balance as of December 31, 2013	739,608	$4.25
Exercised	(141,176)	$1.70
Balance as of December 31, 2014	598,431	$4.25
Granted	1,875,000	$0.85
Exercised	(7,843)	0.05
Forfeited/canceled	(308,235)	$0.06
Balance as of December 31, 2015	2,157,353	$1.80	5.0	$226,631
Exercisable as of December 31, 2015	626,103	$2.57	6.2
Exercisable as of December 31, 2015 and expected to vest thereafter	2,157,353	$1.80	5.0	$226,631

(1)	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the closing stock price of $2.50 for our common stock on December 31, 2015.

During the year ended December 31, 2015 and 2014, the weighted average fair value of stock options granted during the period was $3,758,162 and $599,893.  The fair value of stock options is expensed over the vesting term in accordance with the terms of the related stock option agreements.

During the year ended December 31, 2015 and 2014, the intrinsic value of stock options exercised during the period was $0.

For the years ended December 31, 2015 and 2014, the Company expensed $849,792 and $860,233, relative to the fair value of stock options granted.

As of December 31, 2015, there was $2,853,537 of unrecognized compensation cost related to outstanding stock options. This amount is expected to be recognized over a weighted-average period of 2.5 years. To the extent the actual forfeiture rate is different from what the Company has estimated, stock-based compensation related to these awards will be different from the Company’s expectations. The difference between the stock options exercisable at December 31, 2015 and the stock options exercisable and expected to vest relates to management’s estimate of options expected to vest in the future.

The following table summarizes the activities of our unvested stock options for the year ended December 31, 2015 and 2014:

	Number of Awards	Weighted Average Exercise Price	Weighted Average Remaining Amortization Period (Years)
Unvested stock options at December 31, 2013	55,882	$6.52
Vested	(38,235)	(6.86)
Unvested stock options at December 31, 2014	17,647	$9.49
Granted	1,875,000	$1.43
Cancelled/Forfeited	(11,765)	$(12.75)
Vested	(349,632)	$(1.31)
Unvested stock options at December 31, 2015	1,531,250	$1.48	4.49

The following table summarizes the activities for our warrants for the year ended December 31, 2015:

	Warrants Outstanding
	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in 000’s) (1)

Balance as of December 31, 2013	1,405,686	$8.80
Granted	121,755	6.86
Expired	(66,666)	(12.75)
Balance as of December 31, 2014	1,460,775	$1.01
Exercised	(2,353)	$0.85
Cancelled/Forfeited	(43,529)	$(4.15)
Balance as of December 31, 2015	1,414,893	$9.67	4.8	$413
Exercisable as of December 31, 2015	1,414,893	$9.67	4.8
Exercisable as of December 31, 2015 and expected to vest thereafter	1,414,893	$9.67	4.8	$413

(1)	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying warrants and the closing stock price of $2.50 for our common stock on December 31, 2015.

All warrants were vested on the date of grant.